Net Income (Loss) Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income Per Unit [Abstract]
General partnership interest in Company (in hundredths)	1.00%	1.00%																1.00%		1.00%
Limited Partners interest in Company (in hundredths)	99.00%																	99.00%		99.00%
Net income (loss) attributable to AllianceBernstein Unitholders	$ 99,948	$ 71,699		$ (44,246)		$ 74,185		$ 87,278		$ (516,360)		$ 90,981		$ 114,139		$ 136,472		$ 335,178	$ 117,217	$ 188,916	$ (174,768)	$ 442,419
Weighted average units outstanding - basic (in units)	264,709,000			277,612,000														273,521,000	277,759,000	277,721,000	278,018,000	275,415,000
Dilutive effect of compensatory options to buy Holding Units (in units)	756,000			0														994,000	0	1,000	0	1,639,000
Weighted average units outstanding - diluted (in units)	265,465,000			277,612,000														274,515,000	277,759,000	277,722,000	278,018,000	277,054,000
Basic net income (loss) per AllianceBernstein Unit (in dollars per unit)	$ 0.37	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.49	[1]	$ 1.21	$ 0.42	$ 0.67	$ (0.62)	$ 1.59
Diluted net income (loss) per AllianceBernstein Unit (in dollars per unit)	$ 0.37	$ 0.26	[1]	$ (0.16)	[1]	$ 0.26	[1]	$ 0.31	[1]	$ (1.84)	[1]	$ 0.32	[1]	$ 0.41	[1]	$ 0.48	[1]	$ 1.21	$ 0.42	$ 0.67	$ (0.62)	$ 1.58
Options excluded from diluted net income per unit computation due to their anti-dilutive effect (in units)	3,045,173			9,032,095														2,974,935	9,032,095	8,438,902	3,813,567	4,783,472
Real estate charges																		17,388		223,038	7,235	101,698
Long-term incentive compensation charge										$ 587,131										$ 0	$ 587,131	$ 0

[1]	Basic and diluted net income (loss) per unit are computed independently for each of the periods presented. Accordingly, the sum of the quarterly net income (loss) per unit amounts may not agree to the total for the year.